As filed with the Securities and Exchange Commission on November 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)
Shares		Value
COMMON STOCKS - 69.0%
Communications Equipment - 7.9%
80,550	Cisco Systems, Inc. (United States)	$1,537,700
293,596	Comverse Technology, Inc. (United States)*	1,805,615
85,164	Ei Towers SPA (Italy)*1	2,133,019
		5,476,334
Construction & Engineering - 2.7%
456,800	Impregilo SPA (Italy)	1,859,807
Diversified Financial Services - 2.4%
61,600	Capmark Financial Group, Inc. (United States)*	1,613,920
9,891	Vostok Nafta Investment Ltd. - SDR (Sweden)	27,104
		1,641,024
Electronic Equipment, Instruments & Components - 1.0%
224,500	WBL Corp. Ltd. (Singapore)	679,420
Energy Equipment & Services - 6.2%
694,800	Pulse Seismic, Inc. (Canada)*	1,851,669
2,418,419	Sevan Drilling AS (Norway)*	2,431,285
		4,282,954
Hotels, Restaurants & Leisure - 3.3%
123,040	Burger King Worldwide, Inc. (United States)*1	1,715,178
234,294	Rank Group (United Kingdom)	548,970
		2,264,148
Household Durables - 2.9%
83,983	Retail Holdings NV (Netherlands)*	2,015,592
Industrial Conglomerates - 17.3%
21,222	Ackermans & van Haaran NV (Belgium)	1,708,393
7,147	Bollore SA (France)	1,856,728
180,000	Cookson Group PLC (United Kingdom)	1,742,004
47,900	EXOR SPA (Italy)	1,206,970
12,645,000	Lonrho PLC (United Kingdom)*	1,888,898
204,620	Orkla ASA (Norway)	1,559,031
97,700	Sistema JSFC - ADR (Russia)*	1,994,785
		11,956,809
Insurance - 8.7%
91,800	American International Group, Inc. (United States)*	3,010,122
287,100	Genworth Financial, Inc. - Class A (United States)*1	1,501,533
550,051	Old Mutual PLC (United Kingdom)	1,513,258
		6,024,913
Logistics - 3.1%
588,661	ModusLink Global Solutions, Inc. (United States)*	2,172,159
Machinery - 1.3%
89,922	Fiat Industrial SPA (Italy)1	880,624
Media - 11.6%
456,111	Constantin Medien AG (Germany)*	852,812
106,622	Promotora de Informaciones SA - Class A - ADR (Spain)*	202,582
945,268	Promotora de Informaciones SA - Class B - ADR (Spain)	2,013,421
607,900	Sky Deutschland AG (Germany)*	2,436,179
127,166	Vivendi SA (France)	2,478,091
		7,983,085
Movies & Entertainment - 0.6%
83,303	Highlight Communications AG (Switzerland)	380,777

TOTAL COMMON STOCKS
(Cost $48,025,125)		47,617,646

PARTNERSHIPS & TRUSTS - 5.4%
Real Estate Investment Trusts - 5.4%
90,943	General Growth Properties, Inc. (United States)	1,771,570
238,800	iStar Financial, Inc. (United States)*1	1,977,264
		3,748,834
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,723,181)		3,748,834

RIGHT - 1.0%
Pharmaceutical, Biotechnology & Life Sciences - 1.0%
412,000	Sanofi, Expiration: December, 2020 (France)*	692,160

TOTAL RIGHT
(Cost $704,850)		692,160

WARRANTS - 2.5%
Consumer Finance - 0.9%
29,883	Capital One Financial Corp., Expiration: November, 2018, Exercise Price: $42.13 (United States)*	612,004
Diversified Financial Services - 1.1%
109,040	Bank of America Corp., Expiration: January, 2019, Exercise Price: $13.30 (United States)*	384,911
34,020	JPMorgan Chase & Co., Expiration: October, 2018, Exercise Price: $42.42 (United States)*	350,066
		734,977
Insurance - 0.3%
21,300	Hartford Financial Services Group, Inc., Expiration: June, 2019, Exercise Price: $9.62 (United States)*	237,708
Media - 0.2%
8,059,777	Promotora de Informaciones SA - Class A, Expiration: June, 2014, Exercise Price: $2.00 (Spain)*	103,572

TOTAL WARRANTS
(Cost $6,209,454)		1,688,261

Principal Amount
CORPORATE BONDS - 2.4%
Consumer Finance - 1.4%
	Egidaco Investments Ltd.,
$6,000,000	12.750%, 12/29/2013 (Russia)	939,669
Oil, Gas & Consumable Fuels - 1.0%
	ATP Oil & Gas Corp.
3,637,000	11.875%, 5/1/2015 (United States)	709,215

TOTAL CORPORATE BONDS
(Cost $3,003,556)		1,648,884

CONVERTIBLE BOND - 2.5%
Shipping & Logistics - 2.5%
	Frontline Ltd.,
3,300,000	4.500%, 4/14/2015 (United States)	1,732,500
TOTAL CONVERTIBLE BOND
(Cost $2,001,183)		1,732,500

MUNICIPAL BONDS - 1.8%
Tobacco - 1.8%
	Northern Tobacco Securitization Co.,
10,840,000	5.670%, 6/1/2046 (United States)	349,265
	Tobacco Settlement Financing Corp,
33,305,000	6.125%, 6/1/2047 (United States)	895,238
		1,244,503
TOTAL MUNICIPAL BONDS
(Cost $2,120,345)		1,244,503

Contracts
CALL OPTIONS PURCHASED3 - 0.9%
Hedges - 0.5%

820	CurrencyShare Swiss Franc Trust, Expiration: March, 2013, Strike Price: $107.00 (United States)*	129,150
590	iShares Barclays 20+ Year Treasury Bond, Expiration: March, 2013, Strike Price: $131.00 (United States)*	130,685
115	SPDR Gold Trust, Expiration: March, 2013, Strike Price: $170.00 (United States)*	108,675
		368,510
Insurance - 0.4%
540	American International Group, Inc., Expiration: January, 2013, Strike Price: $30.00 (United States)*	216,000
200	Genworth Financial, Inc., Expiration: January, 2014, Strike Price: $5.00 (United States)*	29,500
310	Genworth Financial, Inc., Expiration: January, 2014, Strike Price: $7.00 (United States)*	25,265
		270,765
TOTAL CALL OPTIONS PURCHASED
(Cost $587,552)		639,275

PUT OPTIONS PURCHASED - 0.5%
Hedges - 0.5%
75	CAC 40 Index, Expiration: March, 2013, Strike Price: $31.00 (France)4*	109,775
110	Deutsche Borse AG German Stock Index, Expiration: March, 2013, Strike Price: $64.00 (Germany)5*	106,759
170	EURO STOXX 50 (Price) Index, Expiration: March, 2013, Strike Price: $21.50 (Germany)4*	126,051
		342,585
TOTAL PUT OPTIONS PURCHASED
(Cost $328,009)		342,585

Shares
SHORT-TERM INVESTMENT - 12.2%
Money Market Fund - 12.2%
8,440,965	Invesco Liquid Assets Portfolio-Institutional Class, 0.173%2	8,440,965
TOTAL SHORT-TERM INVESTMENT
(Cost $8,440,965)		8,440,965

TOTAL INVESTMENTS IN SECURITIES - 98.2%
(Cost $74,144,220)		67,795,613
Other Assets in Excess of Liabilities - 1.8%		1,237,154
TOTAL NET ASSETS - 100.0%		$69,032,767

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
*	Non-income producing security.
1	All or a portion of this security was segregated as collateral for forward currency contracts.
2	Seven-day yield as of September 30, 2012.
3	100 shares per contract.
4	10 shares per contract.
5	5 shares per contract.

SCHEDULE OF PUT OPTIONS WRITTEN at September 30, 2012 (Unaudited)
Contracts (100 shares per contract)		Value
PUT OPTION WRITTEN - 0.6%
Insurance - 0.6%
1,845	American International Group, Inc. (United States)*	$421,583

TOTAL PUT OPTION WRITTEN
(Premiums Received $430,318)		$421,583

*	Non-income producing security.

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2012 (Unaudited)
Shares		Value
SECURITY SOLD SHORT - 0.4%
Software - 0.4%
10,459	Verint Systems, Inc. (United States)*	$286,995

TOTAL SECURITY SOLD SHORT
(Proceeds $285,286)		$286,995

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

		Gross of Written
	Percent of	Positions &
Country	Net Assets	Short Sales
United States*+	29.9%	30.9%
Italy	8.7%	-
Norway	8.3%	-
United Kingdom	8.3%	-
France	7.3%	-
Germany	5.1%	-
Russia	4.3%	-
Spain	3.4%	-
Hong Kong	2.9%	-
Canada	2.7%	-
Belgium	2.5%	-
Singapore	1.0%	-
Switzerland	0.6%	-
Cash & Equivalents^	15.0%	14.0%
Total	100.0%

*Includes securities sold short.
+Includes written options.
^Includes money market fund and other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$74,266,091
Gross unrealized appreciation on long positions	6,033,764
Gross unrealized depreciation on long positions	(12,504,242)
Net unrealized appreciation on written and short positions	7,026
Net unrealized depreciation	$(6,463,452)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement excercised in determining fair value is greatest for instruments catergorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$20,868,376	$26,749,270	$-	$47,617,646
Partnerships & Trusts^	3,748,834	-	-	3,748,834
Right^	692,160	-	-	692,160
Warrants^	1,688,261	-	-	1,688,261
Corporate Bonds^	-	1,648,884	-	1,648,884
Convertible Bond^	-	1,732,500	-	1,732,500
Municipal Bonds^	-	1,244,503	-	1,244,503
Call Options Purchased^	-	639,275	-	639,275
Put Options Purchased^	-	342,585	-	342,585
Short-Term Investment	8,440,965	-	-	8,440,965
Total Investments in Securities	$35,438,596	$32,357,017	$-	$67,795,613

Other Financial Instruments #
Unrealized appreciation	$-	$-	$-	$-
Unrealized depreceiation	-	(380,697)	-	(380,697)
Total Investments in Other
Financial Instruments	$-	$(380,697)	$-	$(380,697)
Put Option Written+	$-	$421,583	$-	$421,583
Security Sold Short*	$286,995	$-	$-	$286,995

^See Schedule of Investments for industry breakout.
# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.
+See Schedule of Put Options Written for industry breakout.
*See Schedule of Securites Sold Short for industry breakout.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies.  Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements.  When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency contracts.  However, the Fund also may engage in the following currency transactions:  currency futures contracts, currency swaps, options on currencies, or options on currency futures.  In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of September 30, 2012, the Fund had the following forward currency contracts outstanding with Morgan Stanley (Unaudited):

		Settlement	Contract		Net Unrealized Gain
	Contracts	Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Sell:
	14,397,600 EUR	12/11/2012	$ 18,298,873	$ 18,516,623	$(217,750)
Net Value of EUR Contracts			18,298,873	18,516,623	$(217,750)

To Sell:
	3,606,900 GBP	12/11/2012	5,759,770	5,823,182	(63,412)
Net Value of GBP Contracts			5,759,770	5,823,182	(63,412)

To Sell:
	24,271,000 NOK	12/11/2012	4,160,395	4,224,679	(64,284)
To Buy:
	1,440,000 NOK	12/11/2012	(250,889)	(250,651)	(238)
Net Value of NOK Contracts			3,909,506	3,974,028	(64,522)

To Sell:
	6,643,500 SEK	12/11/2012	984,733	1,009,103	(24,370)
Net Value of SEK Contracts			984,733	1,009,103	(24,370)

To Sell:
	2,731,500 SGD	12/11/2012	2,215,967	2,225,681	(9,714)
To Buy:
	1,876,000 SGD	12/11/2012	(1,529,531)	(1,528,602)	(929)
Net Value of SGD Contracts			686,436	697,079	(10,643)

Net Value of Outstanding
Forward Currency Contracts			$ 29,639,318	$ 30,020,015	$(380,697)

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Funds Trust

By (Signature and Title)*           /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date             November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date             November 20, 2012

        By (Signature and Title)*            /s/ Sal DiFranco
Salvatore DiFranco, Chief Financial Officer

Date           November 20, 2012

* Print the name and title of each signing officer under his or her signature.